Cash and cash equivalents (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Components of cash and cash equivalents:
Undrawn borrowing facilities	₨ 5,226	₨ 248,956